OTHER CURRENT LIABILITIES: (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT LIABILITIES:
Accrued compensation	$ 42,971	$ 25,587
Other current liabilities	10,978	8,447
Total other current liabilities	$ 53,949	$ 34,034